Note 9 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
December 31, 2020		Accumulated
	Cost	depreciation	Net

Land	$1,941	$-	$1,941
Buildings	6,168	4,144	2,024
Vehicles	94,267	59,775	34,492
Furniture and equipment	110,499	68,834	41,665
Computer equipment and software	128,061	99,427	28,634
Leasehold improvements	47,333	29,520	17,813
	$388,269	$261,700	$126,569
December 31, 2019		Accumulated
	Cost	depreciation	Net

Land	$2,521	$-	$2,521
Buildings	10,602	5,136	5,466
Vehicles	85,585	48,308	37,277
Furniture and equipment	92,863	54,806	38,057
Computer equipment and software	112,752	83,371	29,381
Leasehold improvements	43,170	24,327	18,843
	$347,493	$215,948	$131,545